INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES	NOTE E. INVENTORIES ($ in millions)
At December 31:	2017	2016
Finished goods	$333	$358
Work in process and raw materials	1,250	1,195

Total	$1,583	$1,553